Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Investments held in Trust Account	$ 52,072,006	$ 50,477,963	$ 85,371,600
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	52,072,006	50,477,963	85,371,600
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account